LEASES	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
LEASES

NOTE 7 – LEASES

Real property for four of the Bank’s office locations and certain equipment are leased under noncancelable operating leases expiring at various times through 2028. In most cases, the leases provide for one or more renewal options of five to ten years under the same or similar terms. In addition, various items of office equipment are leased under cancelable operating leases. Total rental expense incurred under all operating leases, including short-term leases with terms of less than one month, amounted to approximately $12, $13 and $13 for equipment leases, and approximately $283, $236 and $293 for building leases in 2012, 2011 and 2010, respectively. Future minimum lease commitments as of December 31, 2012, under all noncancelable operating leases with initial terms of one year or more are shown in the following table (dollars in thousands):

Lease
Year	Payments
2013	$238
2014	228
2015	222
2016	195
2017	165
Thereafter	1,917
Total	$2,965